Commitments and Contingencies	6 Months Ended		9 Months Ended	11 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Nov. 29, 2021
Commitments and Contingencies

5.Commitments and Contingencies

a)

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. The Company accrues for the cost of environmental and other liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. The Company’s vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the P&I Association in which the Company’s vessels are entered. The Company’s vessels are subject to calls payable to their P&I Association and may be subject to supplemental calls which are based on estimates of premium income and anticipated and paid claims. Such estimates are adjusted each year by the Board of Directors of the P&I Association until the closing of the relevant policy year, which generally occurs within three years from the end of the policy year. Supplemental calls, if any, are expensed when they are announced and according to the period they relate to. The Company is not aware of any supplemental calls outstanding in respect of any policy year.

b)

As at June 30, 2022, two of the Company’s vessels were fixed under time charter agreements, considered as operating leases accounted for as per ASC 842 requirements, while one vessel was not chartered. The minimum contractual gross charter revenues expected to be generated from fixed and non-cancelable time charter contracts existing as at June 30, 2022 and until their expiration falling within 2022 is estimated at $5,058.

c)

As discussed in Notes 3 and 4, in June 13, 2022, the Company entered into a memorandum of agreement, to acquire from DSI the Capesize vessel Baltimore. As at June 30, 2022, the remaining balance to be paid under the contract was $17,600 and was settled in September 21, 2022, upon vessel’s delivery to the new owners through the Company’s newly issued Series D preferred stock (Note 9(d)).

5. Commitments and Contingencies

a)Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. The Company accrues for the cost of environmental and other liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. The Company’s vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the P&I Association in which the Company’s vessels are entered. The Company’s vessels are subject to calls payable to their P&I Association and may be subject to supplemental calls which are based on estimates of premium income and anticipated and paid claims. Such estimates are adjusted each year by the Board of Directors of the P&I Association until the closing of the relevant policy year, which generally occurs within three years from the end of the policy year. Supplemental calls, if any, are expensed when they are announced and according to the period they relate to. The Company is not aware of any supplemental calls outstanding in respect of any policy year.

b)As at December 31, 2021, all of the Company’s vessels were fixed under time charter agreements, considered as operating leases accounted for as per ASC 842 requirements. The minimum contractual gross charter revenues expected to be generated from fixed and non-cancelable time charter contracts existing as at December 31, 2021 and until their expiration falling within 2022 is estimated at $2,657.

OceanPal Inc. Predecessors
Commitments and Contingencies

4.Commitments and Contingencies

a)Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. The Company accrues for the cost of environmental and other liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. The Company’s vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the P&I Association in which the Company’s vessels are entered.

b)On July 9, 2020, DWM and the ship-owning company of the vessel Protefs placed a security bond in the amount of $1.75 million for any potential fines or penalties for alleged violations of law concerning maintenance of books and records and the handling of oil wastes of the vessel Protefs. As this amount was paid by the ship owning company of Protefs, the portion of it relating to DWM, amounting to $1.3 million, is included in “Due from a related party”, in the accompanying combined carve-out balance sheets (Note 2(a)). As of December 31, 2020, vessel Protefs recognized an amount of $1.0 million, as an expense in the combined carve-out statements of operations and comprehensive income/(loss) representing the Company’s best estimate for the liability of Protefs in relation to this incident. In February 2021, DWM entered into a plea agreement with the United States pursuant to which DWM, as defendant, agreed to waive indictment, plead guilty pursuant to the terms thereof, accepted a fine of $2.0 million and the placement of DWM on probation for four years, subject to court approval. On May 24, 2021 there was a plea hearing where the judge accepted the plea and the court set the sentencing hearing for September 23, 2021 (Note 8).

c)As at June 30, 2021, all of the Company’s vessels were fixed under time charter agreements, considered operating leases. The minimum contractual gross charter revenue expected to be generated from fixed and non-cancelable time charter contracts existing as at June 30, 2021 in one year was $7.2 million.

5.Commitments and Contingencies

a)Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Subsidiaries’ vessels. OceanPal Inc. Predecessors accrue for the cost of environmental and other liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Subsidiaries’ vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the P&I Association in which the Subsidiaries’ vessels are entered.

b)On July 9, 2020, DWM placed a security bond in the amount of $1.75 million for any potential fines or penalties for alleged violations of law concerning maintenance of books and records and the handling of oil wastes of the vessel Protefs, as a consequence of a environmental incident involving the vessel in 2020. As this amount was paid by the ship owning company of Protefs, a portion of the security bond relating to DWM, amounting to $1 million, was included in “Due from related parties”, as of December 31, 2020 in the accompanying combined carve-out balance sheet. As of December 31, 2020, vessel Protefs also recorded an accrual of about $1.0 million, as the Parent determined that Protefs could be liable for part of a fine related to this incident, as part of its management agreement with DWM and recognized an expense which is presented in “Vessel operating expenses” in the combined carve-out statements of operations and comprehensive income/(loss) for the year ended December 31, 2020, representing the OceanPal Inc. Predecessors’ best estimate for the liability of Protefs in relation to this incident. In February 2021, DWM entered into a plea agreement with the United States pursuant to which DWM, as defendant, agreed to waive indictment, plead guilty pursuant to the terms thereof, accepted a fine of $2.0 million and the placement of DWM on probation for four years, subject to court approval. On September 23, 2021, in the sentencing hearing of the Protefs case, the judge accepted DWM’s guilty pleas, adjudged DWM guilty and imposed the agreed upon sentence of a combined fine of $2 million, a total special assessment and a four-year term of probation. The total amount of the fine was settled during 2021 through the security bond placed by DWM on July 9, 2020, whereas the remaining balance of the fine amounting to $0.25 million was settled by the ship owning company of Protefs.

c)As at November 29, 2021, all of the vessels were fixed under time charter agreements, considered as operating leases accounted for as per ASC 842 requirements. The minimum contractual gross charter revenues expected to be generated from fixed and non-cancelable time charter contracts existing as at November 29, 2021 and until their expiration is estimated at $3.1 million.